Related Party Transactions	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Related Party Transactions
28.	Related Party Transactions

Note 30 Principal Subsidiaries provides information about the Group’s structure, including details of the subsidiaries and the parent company. The following table provides the total amount of outstanding balances and related party transactions entered into during 2015, 2016 and 2017.

(1)	Significant related party transactions and outstanding balances with related parties during the year ended December 31, 2015 are as follows:

			(In millions of yen)

Relationship	Name	Transaction	Transaction amount	Outstanding receivable/ (payable) balances(3)
Parent company	NAVER	Advertising service(1)	1,127	160
Subsidiary of parent company	NAVER Business Platform Corp.(2)	Operating expenses	8,139	(942)

(1)

LINE Plus and NAVER entered into an agreement for exchange of services in which LINE Plus provides advertising services via the LINE platform and the right to use certain LINE characters in exchange for NAVER’s advertising services for LINE Plus via NAVER’s web portal. The Group generated advertising revenues of 1,127 million yen in connection with the advertising services provided to NAVER for the year ended December 31, 2015.

(2)	This subsidiary of NAVER provided IT infrastructure services and related development services to the Group.
(3)	The receivable and payable amounts outstanding are unsecured and will be settled in cash.

(2)	Significant related party transactions and outstanding balances with related parties during the year ended December 31, 2016 are as follows:

(In millions of yen)

Relationship	Name	Transaction	Transaction amount	Outstanding receivable/ (payable) balances(3)
Parent company	NAVER	Advertising service(1)	332	67
Subsidiary of parent company	NAVER Business Platform Corp.(2)	Operating expenses	7,458	(902)

(1)

LINE Plus Corporation and NAVER entered into an agreement for exchange of services in which LINE Plus provides advertising services via the LINE platform and the right to use certain LINE characters in exchange for NAVER’s advertising services for LINE Plus via NAVER’s web portal. The Group generated advertising revenues of 332 million yen in connection with the advertising services provided to NAVER for the year ended December 31, 2016.

(2)	This subsidiary of NAVER provided IT infrastructure services and related development services to the Group.
(3)	The receivable and payable amounts outstanding are unsecured and will be settled in cash.

(3)	Significant related party transactions and outstanding balances with related parties during the year ended December 31, 2017 are as follows:

(In millions of yen)

Relationship	Name	Transaction	Transaction amount	Outstanding receivable/ (payable) balances(3)
Parent company	NAVER	Advertising service(1)	518	108
Subsidiary of parent company	NAVER Business Platform Corp.(2)	Operating expenses	8,475	(976)
Associate of the Group	Snow Corporation	Transfer of camera application business(4)	10,651	—
Director of the Company	Joongho Shin	Exercise of stock options(5)	6,922	—
Director of the Company	Hae Jin Lee	Exercise of stock options(5)	1,917	—

(1)

LINE Plus Corporation and NAVER entered into an agreement for exchange of services in which LINE Plus Corporation provides advertising services via the LINE platform and the right to use certain LINE characters in exchange for NAVER’s advertising services for LINE Plus via NAVER’s web portal. The Group generated advertising revenues of 518 million yen in connection with the advertising services provided to NAVER for the year ended December 31, 2017.

(2)	This subsidiary of NAVER provided IT infrastructure services and related development services to the Group.
(3)	The receivable and payable amounts outstanding are unsecured and will be settled in cash.
(4)

In May, 2017, LINE Plus Corporation transferred its camera application business to Snow Corporation. In exchange for the transfer of the business, LINE Plus Corporation received 208,455 newly issued common shares of Snow Corporation, and the transaction amount represents the fair value of the newly issued common shares received on the transaction date. Refer to Note 20 Supplemental Cash Flow Information for further details.

(5)

Stock options which had been issued with resolution at the meeting of board of director on December 17, 2012 and January 30, 2015, have been exercised. The transaction amount includes the amount paid in by exercising stock options during the year ended December 31, 2017.

(4)	The total compensation of key management personnel for the years ended December 31, 2015, 2016 and 2017, was as follows:

	(In millions of yen)

	2015	2016	2017
Salaries (including bonuses)	315	459	739
Share-based payments(1)	5,286	5,714	928

Total	5,601	6,173	1,667

(1)	Refer to Note 27 Share-Based Payments for further details.

Key management personnel includes directors and corporate auditors of the Company.